Fixed Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Capital leases, asset gross	$ 16.71	104.11	47.89
Capital leases, accumulated depreciation	3.78	23.54	1.33
Capital leases, future minimum lease payments		83.51
Capital leases, future minimum lease payments due in 2013		36.79
Capital leases, future minimum lease payments due in 2014		32.67
Capital leases, future minimum lease payments due in 2015		13.91
Capital leases, future minimum lease payments due in 2016		0.10
Capital leases, future minimum lease payments due in 2017		0.04
Fixed assets, depreciation expense	$ 192.39	1,200.00	747.74	380.89